Loans (Details) - Schedule of Loans - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Current Maturities [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 9,784	€ 12,815
Bank Loan [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		237,781	229,466
Bank Loan [Member] | Bank Of Israel Interest Rate [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 5,509	€ 2,986
Borrowings, interest rate		Bank of Israel interest rate
Bank Loan [Member] | Bottom of range [member] | Bank Of Israel Interest Rate [Member]
Schedule of Composed as Follows: [Line Items]
Current maturities			4.35%
Bank Loan [Member] | Top of range [member] | Bank Of Israel Interest Rate [Member]
Schedule of Composed as Follows: [Line Items]
Current maturities		9.10%
Bank Loan [Member] | EURIBOR [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 21,132	€ 23,918
Borrowings, interest rate		EURIBOR
Bank Loan [Member] | EURIBOR [Member] | Fixed interest rate [member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 156,748	€ 164,212
Borrowings, interest rate
Bank Loan [Member] | EURIBOR [Member] | Bottom of range [member]
Schedule of Composed as Follows: [Line Items]
Current maturities			2.00%
Bank Loan [Member] | EURIBOR [Member] | Bottom of range [member] | Fixed interest rate [member]
Schedule of Composed as Follows: [Line Items]
Current maturities			2.58%
Bank Loan [Member] | EURIBOR [Member] | Top of range [member]
Schedule of Composed as Follows: [Line Items]
Current maturities		6.00%
Bank Loan [Member] | EURIBOR [Member] | Top of range [member] | Fixed interest rate [member]
Schedule of Composed as Follows: [Line Items]
Current maturities		3.03%
Bank Loan [Member] | Consumer price index in Israel [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 64,176	€ 51,165
Borrowings, interest rate		Consumer price index in Israel
Bank Loan [Member] | Consumer price index in Israel [Member] | Bottom of range [member]
Schedule of Composed as Follows: [Line Items]
Current maturities			2.75%
Bank Loan [Member] | Consumer price index in Israel [Member] | Top of range [member]
Schedule of Composed as Follows: [Line Items]
Current maturities		4.78%
Consumer price index in Israel [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 247,565	€ 242,281
Other Long Term Loans [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		29,373	21,582
Other Long Term Loans [Member] | EURIBOR [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 25,055	€ 23,247
Borrowings, interest rate	[1]	EURIBOR(1)
Other Long Term Loans [Member] | EURIBOR [Member] | Bottom of range [member]
Schedule of Composed as Follows: [Line Items]
Current maturities		5.27%
Other Long Term Loans [Member] | EURIBOR [Member] | Top of range [member]
Schedule of Composed as Follows: [Line Items]
Current maturities			9.20%
Other Long Term Loans [Member] | Consumer price index in Israel [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 5,806	€ 4,857
Borrowings, interest rate		Consumer price index in Israel
Current maturities			7.00%
Other Long Term Loans [Member] | Fixed [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 3,512	€ 3,478
Borrowings, interest rate		Fixed
Other Long Term Loans [Member] | Fixed [Member] | Bottom of range [member]
Schedule of Composed as Follows: [Line Items]
Current maturities		5.00%
Other Long Term Loans [Member] | Fixed [Member] | Top of range [member]
Schedule of Composed as Follows: [Line Items]
Current maturities			5.50%
Other Long Term Loans [Member] | Current Maturities [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 5,000	€ 10,000
Other long-term loans total [Member]
Schedule of Composed as Follows: [Line Items]
Linkage terms		€ 34,373	€ 31,582

[1]	Loans provided by the minority (49%) holders in Talasol.